Share capital and share premium (Details)	6 Months Ended
Jun. 30, 2025 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	60,760,957
Exercise of stock options (in shares)	346,001
Vesting of RSUs (in shares)	59,294
Number of shares outstanding at end of period (in shares)	61,166,252